Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
Schedule of changes in the carrying value of goodwill and accumulated impairment charges by segment

	Online Game Related Operation
	PRC	International	Total
	RMB	RMB	RMB
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	(40,769,946)

	110,606,000	298,223,417	408,829,417

Transaction in 2013
Increase in goodwill related to acquisition	186,974,504	18,315,375	205,289,879
Impairment charges	—	(77,290,117)	(77,290,117)
Foreign currency translation adjustment	—	(25,558,299)	(25,558,299)
Balance as of December 31, 2013
Goodwill	299,399,365	329,931,578	629,330,943
Accumulated impairment charges	(1,818,861)	(116,241,202)	(118,060,063)

	297,580,504	213,690,376	511,270,880

Transaction in 2014
Increase in goodwill related to acquisition	24,515,702	—	24,515,702
Impairment charges	—	(58,211,063)	(58,211,063)
Foreign currency translation adjustment	—	2,087,877	2,087,877
Balance as of December 31, 2014
Goodwill	323,915,067	332,019,455	655,934,522
Accumulated impairment charges	(1,818,861)	(174,452,265)	(176,271,126)

	322,096,206	157,567,190	479,663,396